DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Cost of sales	$ 5,187	$ 8,720	$ 12,920	$ 16,036
Compensation	1,089	1,036	2,247	1,892
Property taxes, sales taxes and other	9	20	19	41
Total	$ 6,285	$ 9,776	$ 15,186	$ 17,969